FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 30, 2005

Check here if Amendment [X];  Amendment Number:  1

 This Amendment (Check one only):       [X]  is a restatement
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Water Island Capital, LLC
Address:     650 Fifth Avenue
             New York, New York 10019

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John S. Orrico
Title: President
Phone: (212) 259-2655

Signature, Place, and Date of Signing:

/s/    John S. Orrico     New York, New York   10/21/2005
        [Signature]          [City, State]       [Date]

Form 13F HR filed in error on October 14, 2005. This is correct filing for quarter ended March 30, 2005.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     56

Form 13F Information Table Value Total:            $   205,778
                                                   (thousands)


List of Other Included Managers:

                                 NONE

COLUMN 1                            COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8
----------------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                                                                              VOTING AUTHORITY
                                                                                                             -------------------
NAME OF ISSUER                      TITLE OF       CUSIP     FAIR     SHARES    SH/ PUT/ INVESTMENT OTHER
                                    CLASS          NUMBER    MARKET   OR        PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
                                                             VALUE    PRINCIPAL
                                                             (000'S)  AMOUNT
----------------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
TECNOMATIX TECHNOLOGIES             ORD            M8743P105 4177     245981    SH       SOLE                245981
VERISITY                            ORD            M97385112 4397     368529    SH       SOLE                368529
ACCREDO HEALTH                      COM            00437V104 8882     200000    SH       SOLE                200000
AIXTRON AKTIENGESELLSCHAFT          SPONSORED ADR  009606104 266      64056     SH       SOLE                64056
ARGOSY GAMING                       COM            040228108 3733     81300     SH       SOLE                81300
ASK JEEVES                          COM            045175109 2106     75000     SH       SOLE                75000
AUGUST TECHNOLOGY CORP              COM            05106U105 8015     683884    SH       SOLE                683884
BEVERLY ENTERPRISES INC             COM NEW        087851309 1876     151500    SH       SOLE                151500
CAESARS ENTMT INC                   COM            127687101 9895     500000    SH       SOLE                500000
CARNIVAL CORPORATION                PAIRED CTF     143658300 155      3000      SH       SOLE                3000
CITIZENS FIRST FINL CORP            COM            174623108 1567     46601     SH       SOLE                46601
CREO INC                            COM            225606102 5621     350000    SH       SOLE                350000
CTI MOLECULAR IMAGING INC           COM            22943D105 2561     126362    SH       SOLE                126362
DANKA BUSINESS SYSTEMS, PLC - ADR   SPONSORED ADR  236277109 5094     3183700   SH       SOLE                3183700
DUPONT PHOTOMASKS INC               COM            26613X101 9387     351969    SH       SOLE                351969
EON LABS, INC.                      COM            29412E100 2903     95991     SH       SOLE                95991
EXELON CORP                         COM            30161N101 459      10000     SH  PUT  SOLE                10000
GILLETTE COMPANY                    COM            375766102 4796     95000     SH       SOLE                95000
GREAT LAKES CHEMICAL CORPORATION    COM            390568103 5952     185300    SH       SOLE                185300
GUIDANT CORP.                       COM            401698105 11854    160400    SH       SOLE                160400
HIBERNIA CORPORATION - CLASS A      CL A           428656102 2561     80000     SH       SOLE                80000
INAMED CORP                         COM            453235103 2446     35000     SH       SOLE                35000
INTERNATIONAL STL GROUP             COM            460377104 1876     47500     SH       SOLE                47500
INTERNET CAPITAL GROUP, INC.        COM NEW        46059C205 5079     723473    SH       SOLE                723473
KANEB SERVICES LLC                  COM            484173109 7157     167800    SH       SOLE                167800
MAGNUM HUNTER RES INC               COM PAR $0.002 55972F203 3141     195000    SH       SOLE                195000
MAPICS INC                          COM            564910107 3237     254307    SH       SOLE                254307
MAY DEPARTMENT STORES CO.           COM            577778103 5738     155000    SH       SOLE                155000
MEDCO HEALTH SOLUTIONS              COM            58405U102 1478     30000     SH  PUT  SOLE                30000
META GROUP INC                      COM            591002100 7236     725054    SH       SOLE                725054
MINDSPEED TECHNOLOGIES, INC.        COM            602682106 1271     569875    SH       SOLE                569875
MYKROLIS CORP                       COM            62852P103 3163     221200    SH       SOLE                221200
NEWS CORP                           CL A           65248E104 2        128       SH       SOLE                128
NEXTEL COMMUNICATIONS INC           CL A           65332V103 3197     112500    SH       SOLE                112500
OFFICEMAX INC DEL                   COM            67622P101 832      25000     SH       SOLE                25000
ORAGENICS, INC.                     COM            684023104 371      161500    SH       SOLE                161500
PARTY CITY CORP                     COM            702145103 681      45081     SH       SOLE                45081
PATINA OIL& GAS CORP                COM            703224015 8460     211500    SH       SOLE                211500
PINNACLE SYSTEMS, INC.              COM            723481107 4070     728158    SH       SOLE                728158
PRIVATE BUSINESS, INC.              COM NEW        74267D203 944      453851    SH       SOLE                453851
PROVINCE HEALTHCARE CO              COM            743977100 3614     150000    SH       SOLE                150000
PUBLIC SVC ENTERPRISE GROUP         COM            744573106 544      10000     SH       SOLE                10000
RETEK INC                           COM            76128Q109 1122     100000    SH       SOLE                100000
SILICONIX                           COM NEW        827079203 2325     65911     SH       SOLE                65911
SPRINT CORP                         COM FON        852061100 2274     100000    SH  CALL SOLE
SUNGARD DATA SYS INC                COM            867363103 2586     75000     SH  PUT  SOLE                75000
THOMAS INDS INC                     COM            884425109 595      15000     SH       SOLE                15000
TIME WARNER TELECOM, INC. - CLASS A CL A           887319101 1196     301348    SH       SOLE                301348
TOYS R US INC                       COM            892335100 2705     105000    SH       SOLE                105000
UNITED DEFENSE INDS INC             COM            91018B104 2570     35000     SH       SOLE                35000
UNITEDGLOBALCOM                     CL A           913247508 6823     721221    SH       SOLE                721221
USF CORP                            COM            91729Q101 1689     35000     SH       SOLE                35000
VERITAS SOFTWARE CORP.              COM            923436109 348      15000     SH       SOLE                15000
VISX INC DEL                        COM            92844S105 10096    430700    SH       SOLE                430700
WESTERN WIRELESS CORP. CLASS A      CL A           95988E204 10211    269000    SH       SOLE                269000
ZHONE TECHNOLOGIES INC NEW          COM            98950P108 444      174054    SH       SOLE                174054